Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]		Total
Beginning balance at Dec. 31, 2014	$ 372	$ 35,206	$ 64,078	$ (1,077)	$ 462		$ 99,041
Beginning balance, shares at Dec. 31, 2014	3,718,018			40,576
Net income			5,908				5,908
Other comprehensive income (loss)					26		26
Cash dividends declared			(4,574)				(4,574)
Acquisition of treasury stock				$ (127)			(127)
Acquisition of treasury stock, shares				4,374
Stock options exercised		(9)		$ 450			$ 441
Stock options exercised, shares				(16,859)			(25,289)
Tax benefit on stock options exercised		16					$ 16
Sale of treasury stock for ESOP		10		$ 136			146
Sale of treasury stock for ESOP, shares				(5,060)
Compensation expense related to stock options		66					66
Restricted stock awards	$ 1	62		$ (8)			55
Restricted stock awards, shares	6,650			280
Ending balance, shares at Dec. 31, 2015	3,724,668			23,311
Ending balance at Dec. 31, 2015	$ 373	35,351	65,412	$ (626)	488		100,998
Net income			6,711				6,711
Other comprehensive income (loss)					(4,607)	[1]	(4,607)
Cash dividends declared			(4,898)				(4,898)
Acquisition of treasury stock				$ (447)			(447)
Acquisition of treasury stock, shares				15,538
Stock options exercised		(8)		$ 851			$ 843
Stock options exercised, shares				(30,823)			(46,235)
Tax benefit on stock options exercised		38					$ 38
Sale of treasury stock for ESOP		21		$ 110			131
Sale of treasury stock for ESOP, shares				(3,967)
Compensation expense related to stock options		71					71
Restricted stock awards		102		$ (13)			89
Restricted stock awards, shares	8,450			450
Delaware Bancshares acquisition	$ 43	12,107					12,150
Delaware Bancshares acquisition, shares	431,605
Ending balance, shares at Dec. 31, 2016	4,164,723			4,509
Ending balance at Dec. 31, 2016	$ 416	47,682	67,225	$ (125)	(4,119)		111,079
Net income			8,198				8,198
Other comprehensive income (loss)					1,886	[1]	1,886
Reclassification of certain income tax effects from accumulated other comprehensive income			434		(434)	[1]
Cash dividends declared			(5,412)				(5,412)
Acquisition of treasury stock				$ (1,587)			(1,587)
Acquisition of treasury stock, shares				42,257
Stock options exercised		(291)		$ 1,522			$ 1,231
Stock options exercised, shares				(44,219)			(44,219)
Sale of treasury stock for ESOP		14		$ 113			$ 127
Sale of treasury stock for ESOP, shares				(3,847)
Compensation expense related to stock options		93					93
Restricted stock awards	$ 1	142					143
Restricted stock awards, shares	9,400
50% stock dividend	$ 209	(209)
50% stock dividend, shares	2,082,362			3,908
Cash-in-lieu stock dividend adjustment			(19)				(19)
Cash-in-lieu stock dividend adjustment, shares	(422)
Ending balance, shares at Dec. 31, 2017	6,256,063			2,608
Ending balance at Dec. 31, 2017	$ 626	$ 47,431	$ 70,426	$ (77)	$ (2,667)		$ 115,739

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.